Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Other tax payable	$ 28	$ 22
Customer contract liability, current	84	111
Other current liabilities	36	47
Total other current liabilities	$ 148	$ 180